Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000200587 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200587 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200587 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200587 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200587 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200587 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200587 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200587 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200587 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200587 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200587 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	28.60%
C000200587 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000200587 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.80%
C000200587 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000200587 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000200587 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000200587 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.70%
C000200587 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000200587 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000200587 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000200587 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020606 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020606 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020606 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020606 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020606 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020606 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020606 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020606 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020606 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020606 | FR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020606 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020606 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000020606 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020606 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000020606 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000020606 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000020606 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020606 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020606 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020606 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020606 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248008 | FR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248008 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248008 | FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248008 | FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248008 | FR_912810FD5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248008 | FR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248008 | FR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248008 | FR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248008 | FR_912810FH6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248008 | FR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248008 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	79.90%
C000248008 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	20.10%
C000020610 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020610 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020610 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020610 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020610 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020610 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020610 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020610 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020610 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020610 | FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020610 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020610 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020610 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020610 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020610 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020610 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020610 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020610 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020610 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020611 | FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020611 | FR_00123Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020611 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_436893200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_453838609
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020611 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020611 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020611 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020611 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020611 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020611 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020611 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020611 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020611 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020611 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020611 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020629 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020629 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020629 | FR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020629 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020629 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020629 | FR_3132CXLN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020629 | FR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020629 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020629 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020629 | FR_3140XHDY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020629 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	17.50%
C000020629 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	45.50%
C000020629 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	21.90%
C000020629 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020629 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020629 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020629 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020629 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020605 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020605 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020605 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020605 | FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020605 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020605 | FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | FR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020605 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020605 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000020605 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020605 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020605 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020605 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.10%
C000020605 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	9.00%
C000020605 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020605 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020605 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020605 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020605 | Japan
Holdings [Line Items]
Percent of Total Investments	21.40%
C000020605 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020605 | France
Holdings [Line Items]
Percent of Total Investments	11.90%
C000020605 | Switzerland
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020605 | Germany
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020605 | Australia
Holdings [Line Items]
Percent of Total Investments	7.10%
C000020605 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020605 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020605 | Spain
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020605 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020605 | Denmark
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020607 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020607 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020607 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020607 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020607 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020607 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020607 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020607 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020607 | FR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020607 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020607 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	39.10%
C000020607 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020607 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020607 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020607 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020607 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.30%